Financial Instruments with Off-Balance-Sheet Risk (Details Textual) (Standby letters of credit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Maximum potential amount of future payments that the Company guarantee	25.4
Maximum [Member]
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Guarantee period of standby letters	2 years
Minimum [Member]
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Guarantee period of standby letters	1 year